Note 15 - Revenue	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Notes to Financial Statements
Revenue from Contract with Customer [Text Block]

NOTE 14: REVENUE

	Three months ended March 31,
	2025	2024
Type of goods and services
Service	$9	$-
Rentals	34	12
Total	$43	$12

Timing of recognition of revenue
Point in time	9	4
Over time	34	8
Total	$43	$12

NOTE 15: REVENUE

	December 31
	2024	2023
Type of goods and services
Service	$41	$478
Rental	67	-
Other miscellaneous products	-	20
Total	$108	$498

Timing of recognition of revenue
Point in time	$41	$-
Over time	67	498
Total	$108	$498